Share-based compensation - Share Options - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Mar. 05, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized	7,369,767			4,140,945
Options granted	960,878	649,193
Exercise price of options	$ 52.80	$ 28.40
Weighted-average grant-date fair value of options granted	$ 33.51	$ 18.56
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expense related to unvested share options granted	$ 73,809
Recognized over a weighted-average period	1 year 10 months 24 days
Management, Employees and Individual Advisors | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted	960,878		1,067,385
Options granted contractual term	10 years		10 years
Management, Employees and Individual Advisors | Minimum | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options	$ 44.94		$ 27.23
Vesting period	3 years		3 years
Management, Employees and Individual Advisors | Minimum | Vesting anniversary year after the grant date | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	20.00%		20.00%
Management, Employees and Individual Advisors | Maximum | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of options	$ 82.13		$ 41.59
Vesting period	5 years		5 years
Management, Employees and Individual Advisors | Maximum | Vesting anniversary year after the grant date | Two Thousand Seventeen Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Option vesting percentage	33.30%		33.30%